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                                                              METLIFE LETTERHEAD

First MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
New York, NY 10166

                                September 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: First MetLife Investors Variable Annuity Account One
         File No. 811-08306

Commissioners:

Semi-Annual Reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain portfolios of Lazard Retirement Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810271, File No. 811-05018.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Lifestyle Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001000077, File No. 811-07435.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.
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First MetLife Investors Variable Annuity Account One
File No. 811-08306 - Page 2


The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios III, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000716716, File No. 811-03692.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.
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First MetLife Investors Variable Annuity Account One
File No. 811-08306 - Page 3

                                        Sincerely,


                                        /s/ John M. Richards
                                        ----------------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company